Guarantee of Subsidiary Debt	12 Months Ended
Dec. 31, 2017
Guarantees and Product Warranties [Abstract]
Guarantee of Subsidiary Debt
Guarantee of Subsidiary Debt
Unless otherwise indicated in connection with a particular offering of debt securities, Encore Capital Group, Inc. will fully and unconditionally guarantee any debt securities issued by Encore Capital Europe Finance Limited (“Encore Finance”), a 100% owned finance subsidiary of Encore. Amounts related to Encore Finance are included in the consolidated financial statements of Encore issued subsequent to April 30, 2018, the date of the incorporation of Encore Finance.